Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other long-term liabilities
Pension and other employee benefits	$ 505	$ 177
Contingent payment liabilities	426	518
Due to Baxter International Inc	64
Other	53	154
Total other long-term liabilities	$ 1,048	$ 849